Segment Information - Schedule of Revenue and Operating Results by Segments (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Auto eInsurance service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		$ 62,337	$ 45,927
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses		(58,597)	(45,464)
General and administrative expenses		(1,041)	(1,230)
Research and development expenses		(235)	(230)
Total operating costs and expenses		(59,873)	(46,924)
Total other income (expenses), net	[1]	25	56
Segment income (loss) before tax		2,489	(941)
Technology service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		15,283	10,665
Operating cost and expenses
Integrated service cost		(12,396)	(6,292)
Promotional service and selling expenses		(4)	(3,775)
General and administrative expenses		(210)	(1,775)
Research and development expenses		(407)	(211)
Total operating costs and expenses		(13,017)	(12,053)
Total other income (expenses), net	[1]	(97)	(73)
Segment income (loss) before tax		2,169	(1,461)
Auto service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		53,548	46,003
Operating cost and expenses
Integrated service cost		(52,838)	(42,130)
Promotional service and selling expenses		(1,861)	(1,549)
General and administrative expenses		588	(1,405)
Research and development expenses		(523)	(482)
Total operating costs and expenses		(54,634)	(45,566)
Total other income (expenses), net	[1]	(771)	(645)
Segment income (loss) before tax		(1,857)	(208)
Others [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses		(19)
General and administrative expenses		(612)	(1,010)
Research and development expenses
Total operating costs and expenses		(631)	(1,010)
Total other income (expenses), net	[1]	(162)	(111)
Segment income (loss) before tax		(793)	(1,121)
Consolidated [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		131,168	102,595
Operating cost and expenses
Integrated service cost		(65,234)	(48,422)
Promotional service and selling expenses		(60,481)	(50,788)
General and administrative expenses		(1,275)	(5,420)
Research and development expenses		(1,165)	(923)
Total operating costs and expenses		(128,155)	(105,553)
Total other income (expenses), net	[1]	(1,005)	(773)
Segment income (loss) before tax		$ 2,008	$ (3,731)

[1]	Included net of financial expenses, investment income and others.